Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	SYNTAX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2018
Prospectus Date	rr_ProspectusDate	Oct. 23, 2018